Summary of significant accounting policies - Impact of transition (Details) - EUR (€) € in Thousands	Jun. 30, 2019	Jan. 01, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment	€ 4,825	€ 3,501
Lease liabilities as presented in financial liabilities	€ 4,233	3,574
Property, Plant & Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets presented in property plant and equipment		3,501
Lease liabilities as presented in financial liabilities		€ 3,574